INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following:
	March 31,	September 30,
	2024	2023
Finished Goods	$65,980	$40,969
Goods-in-Process	1,263,613	1,323,535
Total	$1,329,593	$1,364,504
Inventories consist of the following:
	September 30,	September 30,
	2023	2022
Finished Goods	$40,969	$9,063
Goods-in-process	1,323,535	1,405,785
Total	$1,364,504	$1,414,848